VESSELS AND EQUIPMENT - Schedule of Vessels and Equipment (Details) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2016 vessel	Mar. 31, 2016 USD ($) vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Vessels and equipment [Roll Forward]
Net Carry Value, beginning balance		$ 1,189,198	$ 1,189,198
Property, Plant and Equipment, Disposals			173,203
Impairment loss on vessels and vessels held under capital lease			61,692	$ 0	$ 0
Depreciation			(141,043)	(52,607)	(31,845)
Net Carry Value, ending balance			1,477,395	1,189,198
Vessels and Equipment [Member]
Vessels and equipment [Roll Forward]
Additions			215		3,986
Vessels and equipment [Member]
Vessels and equipment [Roll Forward]
Balance, beginning of period		1,311,544	1,311,544	943,651	752,948
Accumulated Depreciation beginning balance		(122,346)	(122,346)	(81,732)	(49,887)
Net Carry Value, beginning balance		$ 1,189,198	1,189,198	861,919	703,061
Vessels and equipment acquired upon the Merger				132,712
Additions				101,752
Depreciation			(53,369)	(40,614)	(31,845)
Balance, end of period			1,635,011	1,311,544	943,651
Accumulated Depreciation ending balance			(157,616)	(122,346)	(81,732)
Net Carry Value, ending balance			1,477,395	1,189,198	861,919
Newbuildings [Member]
Vessels and equipment [Roll Forward]
Transfers from Newbuildings			532,766	$ 133,429	$ 186,717
LR2 Tanker [Member] | Vessels by Name [Member]
Property, Plant and Equipment [Line Items]
Number of Vessels on Order | vessel		4
MR tanker [Member]
Vessels and equipment [Roll Forward]
Impairment loss on vessels and vessels held under capital lease			$ 18,200
MR tanker [Member] | Vessels by Name [Member]
Vessels and equipment [Roll Forward]
Number Of Vessels Disposed Of | vessel	6